CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SELECT EQUITY FUND

CLEARWATER TAX-EXEMPT BOND FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)

DATED APRIL 30, 2021

The date of this Supplement is May 14, 2021.

On May 13, 2021, the Board of Trustees of the Clearwater Investment Trust (“Trust”) approved the appointment of Jason K. Mitchell as Secretary and Chief Compliance Officer (“CCO”) of the Trust.

Accordingly, effective immediately, the following change is made to the Prospectus:

1.	On the back cover, the row corresponding to Karen P. Rau in the section titled “EXECUTIVE OFFICERS” is deleted and replaced with the following:

Jason K. Mitchell, Secretary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SELECT EQUITY FUND

CLEARWATER TAX-EXEMPT BOND FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2021

The date of this Supplement is May 14, 2021.

On May 13, 2021, the Board of Trustees of the Clearwater Investment Trust (“Trust”) approved the appointment of Jason K. Mitchell as Secretary and Chief Compliance Officer (“CCO”) of the Trust.

Accordingly, effective immediately, the following change is made to the SAI:

1.

The entry for Karen P. Rau in the table under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Information about the Funds’ Executive Officers and Interested Trustees” is deleted and replaced with the following:

Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Officer/Trustee	Other Directorships Held by the Officer/Trustee During the Last 5 Years
Jason K. Mitchell (44) 30 East 7th Street Saint Paul, Minnesota 55101	Secretary and Chief Compliance Officer	As Secretary: Tenure: 2021–Present Term: Reappointed Annually	Chief Compliance Officer, Fiduciary Counselling, Inc. (March 2021 – Present), Chief	N/A	N/A
		As Chief Compliance Officer: Tenure: 2021–Present Term: Reappointed Annually	Compliance Officer, Clearwater Management Co., Inc. (March 2021 – Present), Chief Compliance Officer, Summit Creek Advisors, LLC (February 2014 – March 2021)

2.	On the back cover, the row corresponding to Karen P. Rau in the section titled “EXECUTIVE OFFICERS” is deleted and replaced with the following:

Jason K. Mitchell, Secretary

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE